Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	May 31, 2021	May 31, 2020
Statement of Financial Position [Abstract]
Accounts receivable, allowance	$ 1,613	$ 557
Prepaid expenses and other current assets, allowance	215	149
Available for sale securities non current	224,315	201,815
Accounts payable, consolidated variable interest entity without recourse	36,032	31,658
Accrued expenses and other current liabilities, consolidated variable interest entity without recourse	900,877	581,576
Income taxes payable, consolidated variable interest entity without recourse	46,248	87,331
Amounts due to related parties, consolidated variable interest entity without recourse	33	1,590
Deferred revenue, consolidated variable interest entity without recourse	1,923,007	1,317,645
Deferred tax liabilities, non-current consolidated variable interest entity without recourse	12,924	12,392
Long term debt consolidated variable interest entities without recourse	0	0
Operating Lease Liability-current, consolidated variable interest entity without recourse	501,049	376,177
Unsecured senior notes non current, consolidated variable interest entities without recourse	0	0
Operating Lease Liability non current consolidated variable interest entity without recourse	$ 1,333,961	$ 1,054,149
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	1,690,082,150	1,588,017,140
Common stock, shares outstanding	1,690,082,150	1,585,400,800